Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

Deutsche Enhanced Commodity Strategy Fund

Rick Smith has been added as portfolio manager of the fund and, together with Eric S. Meyer, John D. Ryan, Darwei Kung, and Sonali Kapoor, is responsible for the day-to-day management of the fund.

The following information replaces the existing tables for Deutsche Enhanced Commodity Strategy Fund in “Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for Eric S. Meyer, John D. Ryan, Darwei Kung, and Sonali Kapoor is provided as of June 30, 2015 and the information for Rick Smith is provided as of December 31, 2015:

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All Deutsche Fund Shares Owned
Rick Smith	$0	$50,001 - $100,000
Eric S. Meyer	$0	$100,001 - $500,000
John D. Ryan	$0	$100,001 - $500,000
Darwei Kung	$1 - $10,000	$100,001 - $500,000
Sonali Kapoor	$0	$0

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Rick Smith	0	$0	0	$0
Eric S. Meyer	3	$3,910,329,929	0	$0
John D. Ryan	11	$4,465,139,240	0	$0
Darwei Kung	16	$6,190,833,346	0	$0
Sonali Kapoor	0	$0	0	$0

March 8, 2016

SAISTKR-238

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Rick Smith	0	$0	0	$0
Eric S. Meyer	4	$1,362,703,983	4	1,362,703,983
John D. Ryan	0	$0	0	$0
Darwei Kung	0	$0	0	$0
Sonali Kapoor	0	$0	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Rick Smith	16	$7,949,912,198	2	$1,117,415,051
Eric S. Meyer	8	$926,532,860	0	$0
John D. Ryan	0	$0	0	$0
Darwei Kung	1	$267,288,832	0	$0
Sonali Kapoor	0	$0	0	$0

Please Retain This Supplement for Future Reference